Mineral Interests, Property and Equipment (Details) $ in Thousands, ៛ in Millions, $ in Millions	1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017	Jun. 21, 2016	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2002	Dec. 31, 2001	Mar. 31, 2021	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KHR (៛)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Mineral Interests, Property and Equipment (Details) [Line Items]
Capitalized borrowing costs (in Riels) | ៛												៛ 14.7
Total expenditure (in Dollars)										$ 3,900
Agreement, description									the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. Subsequent to the year end, a US$100 million prospectus supplement was filed and the program was renewed at that time.In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.	In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million.	In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million.	In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million.
Company purchased, description	the Company purchased the Snowfield (renamed East Mitchell) property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM’s Mitchell deposit, was purchased for US$100 million ($127.5 million) in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.
Mineral interests											$ 40.0			$ 27.6
Construction in progress										$ 32,800				27.0	$ 104.6
Interest expense										263,541	14.7
Depreciation expense											0.9			0.1
Property and equipment															$ 37.8
Commissioned camp costs											4.5			3.1
Equipment costs											$ 0.7
Exploration cost (in Dollars)										9,337			$ 9,172
KSM [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Purchased, description								In 2001, the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.
Agreement, description					In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.	In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for the KSM Project.
Courageous Lake [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Purchased, description							In 2002, the Company purchased a 100% interest in the Courageous Lake gold project from Newmont Canada Limited and Total Resources (Canada) Limited. The Courageous Lake gold project consists of mining leases located in Northwest Territories of Canada.
Iskut [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Additions interest (in Dollars)										8,100
Exploration cost (in Dollars)										6,100
Environmental costs (in Dollars)										1,000
Payroll cost (in Dollars)										900
Iskut [Member] | SnipGold Corp [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Purchased of interest, percentage			100.00%
Snowstorm [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Company purchased, description		In 2017, the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.
Additions interest (in Dollars)										3,100
3 Aces [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Company purchased, description	In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.
Additions interest (in Dollars)										$ 3,000
Grassy Mountain [Member]
Mineral Interests, Property and Equipment (Details) [Line Items]
Company sold, description				In 2013, the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020 but they have not notified the Company that permitting and bonding for the mine is in place.